CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net income (loss) applicable to Ecosphere Technologies, Inc. common stock	$ 22,123,084	$ 1,186,631	$ 136,200	$ (7,654,674)	$ (22,237,207)
Adjustments to reconcile net income (loss) applicable to Ecosphere Technologies, Inc. common stock to net cash provided by (used in) operating activities:
Gain on deconsolidation	(29,474,609)
Preferred stock dividends	62,064	77,125	102,813	103,000	105,500
Depreciation and amortization	931,504	1,657,323	2,318,605	2,174,983	1,957,881
Asset impairment charges					116,000
Amortization of debt issue costs	19,644
Amortization of discount on notes payable	197,984	152,977	189,604	263,767	543,551
Restructuring charges (reversal)		(62,000)	(62,000)		50,000
Loss on conversion of debt and accrued interest to common stock				93,762	19,604
Stock-based compensation expense	1,042,028	1,203,975	1,480,692	6,668,229	5,517,992
Non-cash expense to modify warrants					93,735
Shares issued for settlement					108,979
Loss on sale/disposal of fixed assets, net		(142,457)	(142,457)
Noncontrolling interest in income (loss) of consolidated subsidiary	(187,806)	810,420	815,054	1,690,075	(528,277)
(Gain) loss from change in fair value of warrant derivative liability	(89,894)	(1,729)	(41,374)	(152,888)	8,772,446
Loss from change in fair value of embedded conversion option derivative liability					4,015,220
Loss on investment in unconsolidated investee	483,598
Loss on sale of interest in unconsolidated investee	500,000
Write-down of inventory	158,650
Changes in operating assets and liabilities
Increase in accounts receivable	(1,130,699)	(1,413,033)	(277,035)	(169,642)	(1,476)
Decrease in prepaid expenses and other current assets	(184,715)	(136,641)	102,844	115,353	159,172
Increase in inventory	(2,392,824)	(115,844)	(348,935)	(19,189)
Decrease (increase) in deposits		445	157	(393)	(12,006)
Increase in restricted cash		(41,083)
(Decrease) increase in accounts payable	312,363	(95,400)	(335,482)	(790,166)	386,653
(Decrease) increase in accrued liabilities	(476,088)	(150,104)	(41,385)	350,399	374,564
Increase in billings in excess of costs and estimated earnings on uncompleted contracts		(89,140)
Decrease in restructuring reserve	(5,909)	(37,842)	(51,275)	(61,935)	(37,537)
Decrease in deferred revenue					(672,000)
Increase in customer deposits	165,465	218,968	23,196
Net cash provided by (used in) operating activities	(8,570,886)	3,022,591	3,869,222	2,610,681	(1,267,206)
Investing Activities:
Net proceeds from sale of interest in subsidiary	9,600,000
Repayment of amounts due to unconsolidated investee	(1,385,139)
Cash held by deconsolidated subsidiary	(247,636)
Construction in process purchases					(2,007,817)
Proceeds from sale of fixed asset		206,000	206,000
Transfers (to) from restricted cash	35,168	(25,000)	(60,168)		425,000
Purchase of property and equipment	(227,246)	(116,487)	(373,386)	(622,240)	(242,443)
Net cash used in investing activities	7,775,147	64,513	(227,554)	(622,240)	(1,825,260)
Financing Activities:
Proceeds from issuance of notes payable and warrants	706,467				400,000
Proceeds from issuance of notes payable				1,575,000
Proceeds from issuance of common stock and warrants					545,000
Proceeds from warrant and option exercises		249,300	278,675	849,819	1,224,444
Proceeds from warrant modifications	133,188	107,400	107,400
Proceeds from warrants exchanged for cash					756,968
Expected payment for Units 13 and 14			54,287	175,744	42,000
Distributions from EES subsidiary to noncontrolling members		(1,619,654)	(3,160,375)
Repayments of notes payable and insurance financing	(964,050)	(183,398)	(240,162)	(151,052)	(717,277)
Repayments of notes payable to related parties			(136,676)	(2,412,783)
Repayments of vehicle and equipment financing	(98,139)	(67,938)	(116,474)	(27,963)	(188,440)
Principal payments on capital leases	(10,875)		(7,025)		(13,080)
Net cash (used in) provided by financing activities	(233,409)	(1,514,290)	(3,220,350)	8,765	2,049,615
Net increase (decrease) in cash	(1,029,148)	1,572,814	421,318	1,997,206	(1,042,851)
Cash at beginning of year	2,464,911	2,043,593	2,043,593	46,387	1,089,238
Cash at end of year	1,435,763	3,616,407	2,464,911	2,043,593	46,387
Supplemental Cash Flow Information:
Cash paid for interest	271,522	19,749	26,018	287,465	336,120
Cash paid for income taxes
Non-cash investing and financing activities:
Accrued preferred stock dividends	62,064	77,125	102,813	103,000	105,500
Conversion of preferred stock to common stock		2,500
Warrants issued in connection with financing					91,116
Warrants issued in exchange for debt					20,182
Discount related to warrants issued with convertible debt				415,751
Common stock issued for wages and services					60,518
Conversion of convertible notes to common stock		723,216	723,216		1,986,667
Conversion of related party debt to common stock					539,948
Reduction of derivative liability for embedded conversion options from conversion of convertible notes and debentures					5,100,128
Reduction of derivative liability for warrant derivative instruments from warrant exercises and modifications	102,807	106,224	108,852	110,521	14,571,170
Equipment purchased under capital lease		78,896	78,896
Equipment purchased under installment arrangement with vendor		48,000	48,000
Common stock issued as payment of accrued interest					10,858
Common stock issued as settlement of note and accrued interest	6,000			66,328
Common stock issued in payment of services or accounts payable					25,526
Series A Redeemable Convertible Cumulative Preferred Stock converted to common stock					25,000
Series B Redeemable Convertible Cumulative Preferred Stock converted to common stock			2,500		82,500
Conversion of accrued interest to long-term notes payable				49,089	136,676
Conversion of Series B preferred stock to common stock			443,334
Cashless exercise of options and warrants	14,957	7,588	31,243	33,420	72,956
Insurance premium finance contract recorded as prepaid asset	168,859	171,929	171,929	151,052	174,667
Modification of convertible debt and issuance of common stock warrants for extension of maturity dates	111,738
Beneficial conversion feature on convertible debt charged to additional paid in capital	391,771
Warrants issued as debt issue cost	21,211
Vehicle purchased through third party financing arrangement	56,802
Extension of term of stock options in settlement of accrued interest on convertible debt	$ 26,532